Loss per share - Summary of Loss Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Loss attributable to ordinary equity holders of the Company	€ (109,898)	€ (304,778)	€ (319,672)
Weighted average number of ordinary shares for basic loss per share (in shares)	268,217,951	251,434,593	190,270,210
Weighted average number of ordinary shares for diluted loss per share (in shares)	268,217,951	251,434,593	190,270,210
Basic loss per share (in EUR per share)	€ (0.41)	€ (1.21)	€ (1.68)
Diluted loss per share (in EUR per share)	€ (0.41)	€ (1.21)	€ (1.68)